Note 11 - Net Loss Per Share Attributable to Common Stockholders (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes Tables
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
Outstanding stock options	772,847	4,597,226	772,847	4,597,226
Outstanding ESPP shares	-	26,642	-	26,642
Convertible preferred stock	21,771,032	22,112,775	21,771,032	22,112,775
	22,543,879	26,736,643	22,543,879	26,736,643

	Year Ended December 31,
	2018	2017	2016
Outstanding stock options	4,597,226	2,681,072	2,166,254
Convertible preferred stock	22,112,775	22,112,775	-
	26,710,001	24,793,847	2,166,254